Stock Incentive Plan - Schedule of Stock Plan Balances for Restricted Stock Units, Stock Options, Deferred Compensation Shares and Stock Awards (Detail)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units	261,559	242,000
Stock options	26,355	26,835	28,680
Deferred compensation shares		23,335
Shares available	24,179	50,767	48,338
Number of shares of common stock subject to awards	350,000	350,000	350,000
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units	261,559	242,000	242,000	239,000
Deferred compensation shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation shares	37,744	30,235	30,819
Stock award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award	163	163	163